Shareholder Fees	Jan. 03, 2022
First Trust TCW Unconstrained Plus Bond ETF | First Trust TCW Unconstrained Plus Bond ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none